Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 1,199	$ 0
Derivative Asset, Noncurrent	0	228
Derivative Liability, Current	(259)	(2,015)
Derivative Liability, Noncurrent	(2,438)	(2,102)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	1,199	0
Derivative Asset, Noncurrent	0	228
Derivative Liability, Current	(259)	(2,015)
Derivative Liability, Noncurrent	$ (2,438)	$ (2,102)